Summary of Significant Accounting Policies - Schedule of Disaggregates Revenue by Geographic Market (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Disaggregates Revenue by Geographic Market [Line Items]
Net revenue	$ 9,848,715	$ 11,506,440	$ 13,565,951
China Domestic Market [Member]
Schedule of Disaggregates Revenue by Geographic Market [Line Items]
Net revenue	8,236,858	9,823,148	12,598,261
Overseas Market [Member]
Schedule of Disaggregates Revenue by Geographic Market [Line Items]
Net revenue	$ 1,611,857	$ 1,683,292	$ 967,690